Offsets	Feb. 14, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Acadia Realty Trust
Form or Filing Type	S-3
File Number	333-275356
Initial Filing Date	Oct. 28, 2024
Fee Offset Claimed	$ 18,438.79
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares of beneficial interest of Acadia Realty Trust
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 120,436,284.41
Termination / Withdrawal Statement	The Registrant has previously registered shares of its common shares of beneficial interest, $0.001 par value per share (the "Common Shares"), having an aggregate offering price of up to $400,000,000, offered by means of a 424(b)(5) prospectus supplement, dated October 28, 2024 (the "Prior Prospectus Supplement"), pursuant to the Registration Statement. In connection with the filing of the Prior Prospectus Supplement, the amount of the registration fee was $61,240. As of the date of this prospectus supplement, shares of Common Shares having an aggregate offering price of up to $120,436,284.41 remain unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $18,438.79 that has already been paid and remains unused with respect to the unsold shares of Common Shares previously registered pursuant to the Prior Prospectus Supplement and were not sold thereunder is offset against the registration fee of $76,550 due for this offering. The remaining balance of the registration fee, $58,111.21, has been paid in connection with this offering. The Registrant has terminated the offering that included the unsold shares of Common Shares under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Acadia Realty Trust
Form or Filing Type	S-3
File Number	333-275356
Filing Date	Oct. 28, 2024
Fee Paid with Fee Offset Source	$ 61,240.00